Principal Accounting Policies - Schedule of Fair value Level 3 Investment (Details) - Fair Value, Inputs, Level 3 [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair value of Level 3 investment at the beginning of the year	¥ 71,506	$ 11,221	¥ 825,970
Addition	30,000	4,708
Decrease	(71,241)	(11,179)	(754,013)
The change in fair value of the investments	(259)	(41)	(451)
Fair value of Level 3 investment at the end of the year	¥ 30,006	$ 4,709	¥ 71,506